Segment Information, Reconciliation of Total Segment Assets to Total Assets (Details) - USD ($)		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Information [Abstract]
Total assets		$ 797,358,441	$ 797,376,921
Cash and cash equivalents		151,775,129	87,896,786	$ 111,383,645
Equity method investments		50,045,840	50,503,722	0
Equity method investments measured at fair value (related party)		139,745,917	115,455,048	$ 0
Asset Management Segment [Member]
Segment Information [Abstract]
Equity method investments		50,045,840	50,503,722
Equity method investments measured at fair value (related party)		112,923,194	115,455,048
Operating Segment [Member] | Dry Bulk Segment [Member]
Segment Information [Abstract]
Total assets		164,200,986	194,561,173
Operating Segment [Member] | Containership Segment [Member]
Segment Information [Abstract]
Total assets		16,926,037	54,030,862
Operating Segment [Member] | Asset Management Segment [Member]
Segment Information [Abstract]
Total assets	[1]	331,442,985	308,393,047
Segment Reconciling Items [Member]
Segment Information [Abstract]
Cash and cash equivalents	[2]	110,624,550	53,677,612
Prepaid expenses and other assets	[2]	$ 174,163,883	$ 186,714,227

[1]	The asset management segment contains the amounts of $50,503,722 and $50,045,840 in equity method investments for the years ended December 31, 2024 and 2025, respectively, and the amount of $115,455,048 and $112,923,194 in equity method investments measured at fair value for the years ended December 31, 2024 and 2025, respectively,
[2]	Refers to assets of other, non-vessel owning, entities included in the consolidated financial statements.